Trade Accounts Receivable and Other Current Assets	6 Months Ended
Jun. 30, 2021
Trade Accounts Receivable and Other Current Assets
Trade Accounts Receivable and Other Current Assets

18) Trade Accounts Receivable and Other Current Assets

(a) Trade Accounts Receivable

Trade accounts receivables are presented net of provisions for expected credit loss. As of June 30, 2021 and December 31, 2020, there were no provision for expected credit loss.

(b) Other Current Assets

The following table presents other currents assets of June 30, 2021 and December 31, 2020:

(U.S. Dollars in thousands)	At June 30, 2021	At December 31, 2020
Insurance claims for recoveries	7,477	—
Refund of value added tax	1,762	1,429
Prepaid expenses	1,392	1,050
Other receivables	3,750	3,032
Total other current assets	$14,381	$5,511